World Omni Auto Receivables Trust 2015-B

Asset-Backed Notes, Series 2015-B

Sample Receivables Agreed-Upon Procedures

Report To:

World Omni Auto Receivables LLC

World Omni Financial Corp.

J.P. Morgan Securities LLC

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Mitsubishi UFJ Securities (USA), Inc.

Barclays Capital Inc.

28 September 2015

Report of Independent Accountants on Applying Agreed-Upon Procedures

World Omni Auto Receivables LLC

World Omni Financial Corp.

190 Jim Moran Boulevard

Deerfield Beach, Florida 33442

J.P. Morgan Securities LLC

383 Madison Avenue, 31st Floor

New York, New York 10179

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park, 11th Floor

New York, New York 10036

Mitsubishi UFJ Securities (USA), Inc.

1251 Avenue of the Americas, 6th Floor

New York, New York 10020

Barclays Capital Inc.

745 Seventh Avenue

New York, New York 10019

Re: World Omni Auto Receivables Trust 2015-B Asset-Backed Notes, Series 2015-B (the “Notes”) Sample Receivables Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist World Omni Auto Receivables LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of fixed rate retail installment sale contracts used to finance new and used automobiles and light-duty trucks (the “Receivables”) relating to the World Omni Auto Receivables Trust 2015-B securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, World Omni Financial Corp. (the “Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “WOR2015B.txt” and the corresponding record layout and decode information (the “Preliminary Base Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information on certain fixed rate retail installment sale contracts (the “Preliminary Receivables”) as of 1 September 2015 (the “Preliminary Cutoff Date”) and
ii.	Labeled “Make and Model Mapping Toyota.xlsx” (the “Vehicle and Manufacturer Type Mapping File,” together with the Preliminary Base Data File, the “Provided Files”) that the Sponsor, on behalf of the Depositor, indicated contains information related to the:
a)	Vehicle type corresponding to each Preliminary Receivable’s model, as shown on the Preliminary Base Data File and
b)	Manufacturer corresponding to each Preliminary Receivable’s make, as shown on the Preliminary Base Data File,
b.	Information, assumptions and methodologies (the “FICO Score Methodology”) that the Sponsor, on behalf of the Depositor, indicated are related to the calculation of FICO score for each Preliminary Receivable, which are summarized on Exhibit 1 to Attachment A,
c.	Imaged copies of:
i.	The retail installment sale contract and the retail installment sale contract correction notice, if applicable (collectively, the “Contract”),
ii.	Certain printed screen shots from the Sponsor’s computerized loan servicing system (the “System Screen Shots”),
iii.	The title, electronic title or application for title (collectively, the “Title”),
iv.	The agreement to furnish an insurance policy or the agreement to provide accidental physical damage insurance (collectively, the “Insurance Agreement”) and
v.	The completed credit application (the “Credit Application,” together with the Contract, System Screen Shots, Title and Insurance Agreement, the “Source Documents”)

relating to each Sample Receivable (as defined in Attachment A),

d.	The list of relevant characteristics (the “Sample Characteristics”) as shown on the Final Data File (as defined in Attachment A), which are listed on Exhibit 3 to Attachment A and
e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Files, FICO Score Methodology, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Final Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the information on the Vehicle and Manufacturer Type Mapping File, FICO Score Methodology, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Receivables or Receivables, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Receivables,
iii.	Whether the originator of the Receivables complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

28 September 2015

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we removed the Preliminary Receivables from the Preliminary Base Data File that did not have an ABS_ID value of “291,” as shown on the Preliminary Base Data File. The Preliminary Base Data File, as adjusted, is hereinafter referred to as the “Base Data File.” The Sponsor, on behalf of the Depositor, indicated that the fixed rate retail installment sale contracts on the Base Data File are the Receivables.

2.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Receivable on the Base Data File with the corresponding vehicle type and manufacturer information that is shown on the Vehicle and Manufacturer Type Mapping File. The Base Data File, as appended, is hereinafter referred to as the “Data File.”

3.	As instructed by the Sponsor, on behalf of the Depositor, using the FICO Score Methodology, provided by the Sponsor, on behalf of the Depositor, we appended the Data File by calculating the FICO score for each Receivable. The Data File, as appended, is hereinafter referred to as the “Final Data File.”

4.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Receivables from the Final Data File (the “Sample Receivables”). The Sample Receivables are listed on Exhibit 2 to Attachment A. For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for the instructions or methodology they provided for the selection of the Sample Receivables from the Receivables on the Final Data File.

5.	For each Sample Receivable, we performed the following procedures:

a.                   We compared the Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Final Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 3 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 3 to Attachment A. All such compared information was in agreement.

b.	We observed that the corresponding Contract contained truth-in-lending disclosure information.

c.	We observed that “World Omni Financial Corp.” or “World Omni Finance Corp.” was the named lien holder or owner on the Title, or that the lien holder had assigned the vehicle securing the Sample Receivable to “World Omni Financial Corp.” or “World Omni Finance Corp.” on the Title.

d.	We observed the existence of an Insurance Agreement.

e.	We observed the existence of a Credit Application.

Exhibit 1 to Attachment A

FICO Score Methodology

For the purpose of determining the FICO score for each Receivable, the Sponsor, on behalf of the Depositor, instructed us to:

a.	Use the applicant’s FICO score, as shown on the Data File, as the FICO score for Receivables with an applicant’s FICO score value that is greater than “0,” as shown on the Data File,
b.	Use the co-applicant’s FICO score, as shown on the Data File, as the FICO score for Receivables with an applicant’s FICO score value of “0” and a co-applicant’s FICO score value that is greater than “0,” both as shown on the Data File, and
c.	Use a value of “0” as the FICO score for the Receivables with an applicant’s FICO score value of “0” and a co-applicant’s FICO score value of “0,” both as shown on the Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the methodology provided by the Sponsor, on behalf of the Depositor, that is described above.

Exhibit 2 to Attachment A

Sample Receivables

Sample Receivable Number	Account Number

1	xxxxxxxxxxxxxx5328
2	xxxxxxxxxxxxxx1852
3	xxxxxxxxxxxxxx4332
4	xxxxxxxxxxxxxx4961
5	xxxxxxxxxxxxxx5163
6	xxxxxxxxxxxxxx5254
7	xxxxxxxxxxxxxx6352
8	xxxxxxxxxxxxxx6635
9	xxxxxxxxxxxxxx2159
10	xxxxxxxxxxxxxx2441
11	xxxxxxxxxxxxxx4827
12	xxxxxxxxxxxxxx5045
13	xxxxxxxxxxxxxx6471
14	xxxxxxxxxxxxxx6648
15	xxxxxxxxxxxxxx0562
16	xxxxxxxxxxxxxx0828
17	xxxxxxxxxxxxxx3047
18	xxxxxxxxxxxxxx3165
19	xxxxxxxxxxxxxx6752
20	xxxxxxxxxxxxxx7353
21	xxxxxxxxxxxxxx9846
22	xxxxxxxxxxxxxx4559
23	xxxxxxxxxxxxxx7661
24	xxxxxxxxxxxxxx7669
25	xxxxxxxxxxxxxx8229
26	xxxxxxxxxxxxxx3271
27	xxxxxxxxxxxxxx4533
28	xxxxxxxxxxxxxx7050
29	xxxxxxxxxxxxxx3869
30	xxxxxxxxxxxxxx4169
31	xxxxxxxxxxxxxx4664
32	xxxxxxxxxxxxxx5172
33	xxxxxxxxxxxxxx6245
34	xxxxxxxxxxxxxx7863
35	xxxxxxxxxxxxxx8862
36	xxxxxxxxxxxxxx6060
37	xxxxxxxxxxxxxx9061
38	xxxxxxxxxxxxxx1267
39	xxxxxxxxxxxxxx2736
40	xxxxxxxxxxxxxx4126
41	xxxxxxxxxxxxxx5049
42	xxxxxxxxxxxxxx5056
43	xxxxxxxxxxxxxx6051
44	xxxxxxxxxxxxxx6665
45	xxxxxxxxxxxxxx8628
46	xxxxxxxxxxxxxx8959
47	xxxxxxxxxxxxxx1039
48	xxxxxxxxxxxxxx1429
49	xxxxxxxxxxxxxx1970
50	xxxxxxxxxxxxxx2848
51	xxxxxxxxxxxxxx2851
52	xxxxxxxxxxxxxx3052
53	xxxxxxxxxxxxxx3268
54	xxxxxxxxxxxxxx3660
55	xxxxxxxxxxxxxx1044
56	xxxxxxxxxxxxxx6830
57	xxxxxxxxxxxxxx7605
58	xxxxxxxxxxxxxx7839
59	xxxxxxxxxxxxxx8105
60	xxxxxxxxxxxxxx8352
61	xxxxxxxxxxxxxx0160
62	xxxxxxxxxxxxxx0361
63	xxxxxxxxxxxxxx5731
64	xxxxxxxxxxxxxx5764
65	xxxxxxxxxxxxxx8463
66	xxxxxxxxxxxxxx8767
67	xxxxxxxxxxxxxx8838
68	xxxxxxxxxxxxxx9143
69	xxxxxxxxxxxxxx0136
70	xxxxxxxxxxxxxx0332

Exhibit 2 to Attachment A

71	xxxxxxxxxxxxxx0730
72	xxxxxxxxxxxxxx0839
73	xxxxxxxxxxxxxx1557
74	xxxxxxxxxxxxxx2231
75	xxxxxxxxxxxxxx2364
76	xxxxxxxxxxxxxx2632
77	xxxxxxxxxxxxxx5558
78	xxxxxxxxxxxxxx5745
79	xxxxxxxxxxxxxx8163
80	xxxxxxxxxxxxxx8349
81	xxxxxxxxxxxxxx9736
82	xxxxxxxxxxxxxx0763
83	xxxxxxxxxxxxxx2537
84	xxxxxxxxxxxxxx3330
85	xxxxxxxxxxxxxx3662
86	xxxxxxxxxxxxxx5255
87	xxxxxxxxxxxxxx5351
88	xxxxxxxxxxxxxx5974
89	xxxxxxxxxxxxxx6323
90	xxxxxxxxxxxxxx7151
91	xxxxxxxxxxxxxx8334
92	xxxxxxxxxxxxxx2358
93	xxxxxxxxxxxxxx2769
94	xxxxxxxxxxxxxx3067
95	xxxxxxxxxxxxxx3463
96	xxxxxxxxxxxxxx3646
97	xxxxxxxxxxxxxx4352
98	xxxxxxxxxxxxxx5649
99	xxxxxxxxxxxxxx6136
100	xxxxxxxxxxxxxx8774
101	xxxxxxxxxxxxxx9571
102	xxxxxxxxxxxxxx0243
103	xxxxxxxxxxxxxx0733
104	xxxxxxxxxxxxxx2038
105	xxxxxxxxxxxxxx2335
106	xxxxxxxxxxxxxx5864
107	xxxxxxxxxxxxxx6332
108	xxxxxxxxxxxxxx7640
109	xxxxxxxxxxxxxx8453
110	xxxxxxxxxxxxxx8474
111	xxxxxxxxxxxxxx8831
112	xxxxxxxxxxxxxx9570
113	xxxxxxxxxxxxxx9753
114	xxxxxxxxxxxxxx9871
115	xxxxxxxxxxxxxx0169
116	xxxxxxxxxxxxxx0549
117	xxxxxxxxxxxxxx1365
118	xxxxxxxxxxxxxx2450
119	xxxxxxxxxxxxxx3260
120	xxxxxxxxxxxxxx3930
121	xxxxxxxxxxxxxx6956
122	xxxxxxxxxxxxxx7443
123	xxxxxxxxxxxxxx7459
124	xxxxxxxxxxxxxx8533
125	xxxxxxxxxxxxxx9136

Note:

To protect the personal information of the borrowers, all Account Numbers in this report have been redacted to only display the last 4 digits.

Exhibit 3 to Attachment A

Sample Characteristics

Sample Characteristic	Source Document(s)	Note

Customer name	Contract	i.
Customer state	(a) Contract or (b) System Screen Shots	ii.
New/used indicator	Contract
Make	Contract	iii.
Model	Contract	iii.
Contract interest rate	(a) Contract or (b) System Screen Shots	iv.
Original contract amount	(a) Contract, (b) Contract and recalculation or (c) System Screen Shots	v.
Monthly payment amount	(a) Contract or (b) System Screen Shots	vi.
Original term	(a) Contract or (b) System Screen Shots	vii.
FICO score	System Screen Shots	viii.

Notes:

i.	For the purpose of comparing the customer name Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation and spelling.

ii.	For the purpose of comparing the customer state Sample Characteristic for each Sample Receivable (except for Sample Receivable numbers 25 and 84), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the customer state Sample Characteristic for Sample Receivable numbers 25 and 84, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

iii.	For the purpose of comparing the make and model Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation or truncation.

Exhibit 3 to Attachment A

Notes: (continued)

iv.	For the purpose of comparing the contract interest rate Sample Characteristic for each Sample Receivable (except for the Sample Receivables described in the succeeding paragraphs of this note iv.), the Sponsor, on behalf of the Depositor, instructed us to use the annual percentage rate, as shown on the Contract.

For the purpose of comparing the contract interest rate Sample Characteristic for Sample Receivables with a dealership state value of “FL” or “GA” and a loan processing fee (prepaid finance charge) value other than “N/A,” both as shown on the Contract (except for Sample Receivable number 78), the Sponsor, on behalf of the Depositor, instructed us to use the base rate, as shown on the Contract.

For the purpose of comparing the contract interest rate Sample Characteristic for Sample Receivable number 78, the Sponsor, on behalf of the Depositor, instructed us to use the contract interest rate, as shown on the System Screen Shots.

v.	For the purpose of comparing the original contract amount Sample Characteristic for each Sample Receivable (except for the Sample Receivables described in the succeeding paragraphs of this note v.), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the original contract amount Sample Characteristic for Sample Receivables with a dealership state value of “FL” or “GA” and a loan processing fee (prepaid finance charge) value other than “N/A,” both as shown on the Contract (except for Sample Receivable numbers 29 and 38), the Sponsor, on behalf of the Depositor, instructed us to recalculate the original contract amount by adding the:

a.	Loan processing fee (prepaid finance charge) and
b.	Amount financed,

both as shown on the Contract.

For the purpose of comparing the original contract amount Sample Characteristic for Sample Receivable number 29, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

For the purpose of comparing the original contract amount Sample Characteristic for Sample Receivable number 38, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original contract amount by:

a.	Subtracting the:
i.	Finance charge from
ii.	Total payments,

both as shown on the Contract, and

b.	Adding the loan processing fee (prepaid finance charge), as shown on the Contract, to the result obtained in a. above.

Exhibit 3 to Attachment A

Notes: (continued)

Additionally, for the purpose of comparing the original contract amount Sample Characteristic for Sample Receivables with a contract interest rate value of “0.00%,” as shown on the Final Data File, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

vi.	For the purpose of comparing the monthly payment amount Sample Characteristic for each Sample Receivable (except for Sample Receivable numbers 13, 57 and 70), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the monthly payment amount Sample Characteristic for Sample Receivable numbers 13, 57 and 70, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

vii.	For the purpose of comparing the original term Sample Characteristic for each Sample Receivable (except for Sample Receivable number 13), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the original term Sample Characteristic for Sample Receivable number 13, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

viii.	For the purpose of comparing the FICO score Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to use the equifax value, as shown on the System Screen Shots.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.